Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 54,671,740
Previously Paid Amount	0.00
Total Fee Amount	7,550.17
Total Offset Amount	0.00
Net Fee	7,550.17
Narrative - Max Aggregate Offering Price	$ 54,671,740
Final Prospectus	true